COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Rent obligations for our five restaurants are presented below:
2013	$525,938
2014	531,307
2015	482,003
2016	321,050
thereafter	584,723
Totals	$2,445,021
Rent obligations for our five restaurants are presented below:
2013	$556,752
2014	588,855
2015	532,098
2016	401,658
thereafter	615,198
Totals	$2,694,561